Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	GPS Funds II
Entity Central Index Key	dei_EntityCentralIndexKey	0001504079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2019
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
GuideMark(R) Opportunistic Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark® Opportunistic Fixed Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GPS FUNDS II
GuideMark® Opportunistic Fixed Income Fund

Institutional Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2019

The date of this Supplement is October 10, 2019

The bar chart in the section entitled “SUMMARY SECTION – GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND - Performance” of the Fund’s prospectus is hereby deleted and replaced with the following:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Institutional Shares as of June 30, 2019 was 4.11%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.12%
Worst Quarter:	Quarter ended September 30, 2015	-3.18%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
Supplement Closing [Text Block]	ck0001504079_SupplementClosingTextBlock	SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
GuideMark(R) Opportunistic Fixed Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIOFX
Annual Return 2012	rr_AnnualReturn2012	14.73%
Annual Return 2013	rr_AnnualReturn2013	1.22%
Annual Return 2014	rr_AnnualReturn2014	1.02%
Annual Return 2015	rr_AnnualReturn2015	(2.06%)
Annual Return 2016	rr_AnnualReturn2016	3.30%
Annual Return 2017	rr_AnnualReturn2017	4.09%
Annual Return 2018	rr_AnnualReturn2018	1.70%